Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Warrants [Abstract]
Schedule of changes in warrants outstanding

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	34,084	$30.60	--
Granted	3,333	15.00	--
Exercised	--	--	--
Outstanding at December 31, 2015	37,417	$29.24	$--

Granted	250,000	6.75	--
Exercised	--	--	--
Outstanding at December 31, 2016	287,417	$9.68	$--

Exercisable at December 31, 2015	37,417	--	--

Exercisable at December 31, 2016	37,417	--	--